RENTAL DEPOSIT (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Rental deposit	$ 272,711	$ 272,063	$ 264,910
Tenancy period	5 years	5 years